OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2017
Leases [Abstract]
Minimum Lease Payment to Be Received For Operating Leases [Table Text Block]
The minimum rental income in the next five years is shown as below:

Year ending June 30,	Minimum lease payments

2018	$1,477
2019	1,522
2020	1,567
2021	1,614
2022	1,663

Total minimum lease payments to be received in the next five years	$7,843